Mergers, Acquisitions and Disposals - Allocation and Income Statement Effects (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase price allocation
Goodwill recognised as of acquisition date	$ 0
Noncurrent Assets [Member]
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition	(236)
Goodwill [member]
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition	2,903
Distribution Rights 1 [Member]
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition	(2,887)
Other acquisitions [member]
Purchase price allocation
Total current assets		$ 4,058
Total non-current assets		6,761
Total assets		10,819
Total liabilities		(8,178)
Net assets acquired		2,641
Goodwill recognised as of acquisition date		5,219
Non-controlling interest		(53)
Total consideration transferred		7,807
Amount to be paid		147
Cash acquired		(389)
Net cash paid		7,271
Increase (decrease) in amounts allocated to assets in acquisition		1,460
Additional consideration transferred		137
Total revenues		8,594
Income before income taxes		37
Net income (loss)		1
Other acquisitions [member] | Goodwill [member]
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition		1,323
Other acquisitions [member] | Coca-Cola FEMSA [member]
Purchase price allocation
Total current assets			$ 1,864
Total non-current assets			4,031
Total assets			7,610
Total liabilities			(3,961)
Net assets acquired			3,649
Goodwill recognised as of acquisition date			2,903
Total consideration transferred			6,552
Cash acquired			(860)
Net cash paid			5,692
Total revenues			4,628
Income before income taxes			496
Net income (loss)			413
Other acquisitions [member] | Customer relationships [member]
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition		908
Other acquisitions [member] | Trademark rights [member]
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition		$ 389
Other acquisitions [member] | Distribution Rights 1 [Member] | Coca-Cola FEMSA [member]
Purchase price allocation
Intangible assets recognised as of acquisition date			$ 1,715
Acquisition Of WAXIE Sanitary Supply And North American Corporation [Member]
Purchase price allocation
Total current assets	2,162
Total non-current assets	1,954
Intangible assets recognised as of acquisition date	10,698
Total assets	14,814
Total liabilities	(3,523)
Net assets acquired	11,291
Goodwill recognised as of acquisition date	10,241
Non-controlling interest	(1,299)
Total consideration transferred	20,233
Cash acquired	(138)
Net cash paid	20,095
Total revenues	11,275
Income before income taxes	525
Net income (loss)	$ 498